Basis of preparation and changes to the Group's accounting policies (Tables)	3 Months Ended
Mar. 31, 2020
Basis of preparation and changes to the Group's accounting policies
Schedule of changes in presentation

	As originally		As
	presented	Reclassification	reclassified
For the three months ended March 31, 2019
Personnel expenses	—	(1,821)	(1,821)
Cost of revenue	(4,454)	883	(3,571)
Selling, general and administrative expenses	(2,117)	938	(1,179)